LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED AND MOVEMENTS

Set out below are the carrying amounts of lease liabilities recognized and the movements during the period:

Industrial areas and office facilities
Balance January 1, 2022	$277
Additions	859
Accretion	(335)
Accumulated interest	107
Exchange rate differences	(22)
Balance December 31, 2022	$886
Additions	-
Accretion	(277)
Accumulated interest	68
Exchange rate differences	(77)
Balance December 31, 2023	$600

	Linked to	December 31, 2023	December 31, 2022

Long Term leases	NIS	$600	$886
Current portion of long-term leases		190	281

Non-current portion of long-term leases		$410	$605